Fair Value Measurements - Narrative (Q1) (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Transfers into level 3	$ 0	$ 0
Transfers out of level 3	$ 0	$ 0
Level 1
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Marketable investment percentage	20.00%		18.00%
Level 2
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Marketable investment percentage	80.00%		82.00%